Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2024

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.1%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets(a)*
	Building & Construction Products — 0.0%†
24,937	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.345% (Term SOFR + 300 bps), 3/28/31	$ 25,031
	Total Building & Construction Products	$25,031
	Chemicals-Diversified — 0.0%†
43,875	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.46% (Term SOFR + 350 bps), 10/15/28	$ 43,820
	Total Chemicals-Diversified	$43,820
	Chemicals-Specialty — 0.1%
62,715	Mativ Holdings, Inc., Term B Loan, 8.71% (Term SOFR + 375 bps), 4/20/28	$ 62,793
	Total Chemicals-Specialty	$62,793
	Computer Services — 0.1%
100,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	$ 99,812
	Total Computer Services	$99,812
	Cruise Lines — 0.0%†
30,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 30,169
	Total Cruise Lines	$30,169
	Electric-Generation — 0.1%
75,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 75,094
	Total Electric-Generation	$75,094
	Finance-Leasing Company — 0.1%
60,501	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.561% (Term SOFR + 150 bps), 2/12/27	$ 60,532
	Total Finance-Leasing Company	$60,532
	Medical-Wholesale Drug Distribution — 0.0%†
59,792	Owens & Minor, Inc., Term B-1 Loan, 8.695% (Term SOFR + 375 bps), 3/29/29	$ 59,848
	Total Medical-Wholesale Drug Distribution	$59,848
	Total Senior Secured Floating Rate Loan Interests (Cost $454,959)	$457,099

	Asset Backed Securities — 9.5% of Net Assets
206,780(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.279% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 206,194
154,179	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	154,688
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	102,554
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	309,675
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	104,056
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	215,285
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.061% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	247,738
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.642% (SOFR30A + 230 bps), 1/15/37 (144A)	260,090
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.547% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	345,980
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	126,071
178,455	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	164,383
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.642% (SOFR30A + 230 bps), 2/15/37 (144A)	166,263
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.501% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,297
110,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class B, 7.00%, 3/15/35 (144A)	110,413

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	$ 156,823
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	81,010
125,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	110,096
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	89,761
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	197,191
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	377,928
95,972	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	92,298
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	94,061
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	159,305
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	102,147
14,554(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	13,907
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	315,979
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	169,767
400,023(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	408,536
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	394,061
325,654(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	315,721
310,247(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	293,280
203,907	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	202,373
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	147,640
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	476,011
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.382% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	250,608
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.011% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	122,737
194,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	106,700
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	72,163
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	103,236
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	102,757
171,189	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	157,121
5,813	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	5,808
95,135	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	95,135
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	225,674
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	112,952
65,563	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	59,163
30,912	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	30,237
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	174,865
64,738	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	64,654
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	202,395
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.901% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	248,383
210,079(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.07% (PRIME + 7 bps), 4/25/48 (144A)	214,638
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	274,561
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	95,837
125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	121,450
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	156,470
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	344,161
235,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	234,838
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.196% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	244,407
91,764	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	85,086

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.292% (SOFR30A + 195 bps), 11/15/38 (144A)	$ 338,870
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	166,227
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	104,901
328,026(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	333,635
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	112,755
32,916	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	31,965
165,219	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	160,434
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	255,336
	Total Asset Backed Securities (Cost $12,550,932)	$12,369,741

	Collateralized Mortgage Obligations—7.8% of Net Assets
113,821(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 101,120
450,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	350,067
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	93,507
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	93,127
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	90,672
180,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	143,279
227,094(c)	CIM Trust, Series 2021-J1, Class B1, 2.662%, 3/25/51 (144A)	187,649
400,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	347,294
91,472(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	75,554
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.28% (SOFR30A + 300 bps), 1/25/42 (144A)	87,222
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.213% (SOFR30A + 195 bps), 3/25/44 (144A)	90,657
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.98% (SOFR30A + 170 bps), 7/25/44 (144A)	100,159
200,000(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	156,915
150,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	116,129
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.23% (SOFR30A + 395 bps), 9/26/33 (144A)	207,040
10,911	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	11,454
158,984(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.093% (SOFR30A + 644 bps), 8/15/42	24,561
74,734(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	15,084
97,790(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	20,512
131	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	130
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	469,717
66,257(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	13,663
350,000	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	335,364
383,129(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	57,951
344,111(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 8.403% (1 Month Term SOFR + 324 bps), 1/20/50	9,533
165,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	121,938
306,472(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	254,288
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.045% (SOFR30A + 176 bps), 5/25/29 (144A)	69,084
130,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	126,101
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	95,920
158,769(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.229%, 7/25/51 (144A)	138,060
412,420(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	347,609
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	73,166
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	70,833

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
317,245	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	$ 302,176
231,693(c)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.921%, 10/25/49 (144A)	222,886
140,463(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.163%, 2/25/52 (144A)	118,984
126,444(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	106,590
100,961(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	84,274
215,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	158,900
275,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.521%, 7/25/52 (144A)	185,939
8,623(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	8,397
400,854(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	332,579
275,030(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.674%, 6/25/51 (144A)	224,749
188,955(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.318%, 3/25/52 (144A)	159,938
52,082(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	48,798
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	171,672
29,628(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.645% (SOFR30A + 536 bps), 10/25/30 (144A)	29,947
130,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	126,802
318,628(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	259,141
181,732(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	154,262
150,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.98% (SOFR30A + 270 bps), 7/25/33 (144A)	151,643
138,610(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.711%, 10/25/51 (144A)	114,953
364,355(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	301,042
293,845(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	244,179
325,173(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.006%, 9/25/51 (144A)	272,607
400,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	293,410
59,570(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	53,455
179,686(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	156,277
3,223(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	3,195
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	102,473
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.119% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	140,590
346,544(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	291,940
250,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.68% (SOFR30A + 340 bps), 11/25/33 (144A)	254,419
164,975(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.232%, 1/25/52 (144A)	141,039
68,495(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	66,655
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	73,772
345,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	234,821
	Total Collateralized Mortgage Obligations (Cost $11,610,993)	$10,087,863

	Commercial Mortgage-Backed Securities—4.8% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.191% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 147,378
110,573(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	244,350
200,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.388%, 9/15/48 (144A)	105,340
100,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.958%, 4/15/55	90,760
500,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	448,770
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	371,677
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.107% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	446,063
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	230,180
171,723	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	170,920

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.924% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	$ 318,700
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.28% (SOFR30A + 400 bps), 11/25/51 (144A)	227,880
150,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	142,781
109,063(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.911% (SOFR30A + 256 bps), 10/25/28	103,558
100,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	97,160
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.761% (SOFR30A + 241 bps), 6/25/26 (144A)	130,472
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.861% (SOFR30A + 251 bps), 7/25/29 (144A)	99,487
95,776(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	94,549
645,276(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	23,314
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.311% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	245,727
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.638% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	199,625
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	102,894
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	316,228
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	228,125
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	246,287
1,600,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.20%, 6/15/51	7,393
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	213,397
60,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.258%, 3/15/48	53,442
250,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	228,187
150,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.447% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	150,328
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	52,548
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.919% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	219,954
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.029% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	325,813
200,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	207,595
	Total Commercial Mortgage-Backed Securities (Cost $6,797,039)	$6,290,882

	Corporate Bonds — 39.1% of Net Assets
	Advertising — 0.3%
345,000	Omnicom Group, Inc., 5.30%, 11/1/34	$ 358,992
	Total Advertising	$358,992
	Aerospace & Defense — 0.8%
119,000	Boeing Co., 3.75%, 2/1/50	$ 83,659
480,000	Boeing Co., 3.90%, 5/1/49	347,731
125,000	Boeing Co., 5.805%, 5/1/50	120,765
300,000	Boeing Co., 6.858%, 5/1/54 (144A)	329,283
95,000	Boeing Co., 7.008%, 5/1/64 (144A)	104,669
	Total Aerospace & Defense	$986,107
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 469,711
	Total Agriculture	$469,711
	Airlines — 0.5%
183,592	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 171,471

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Airlines — (continued)
36,900	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 34,809
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	84,899
128,421	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	114,866
47,029	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	45,127
100,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	104,070
43,844	United Airlines Pass-Through Trust, 4.875%, 1/15/26	43,447
	Total Airlines	$598,689
	Auto Manufacturers — 2.3%
310,000	American Honda Finance Corp., 5.05%, 7/10/31	$ 319,089
135,000	Cummins, Inc., 5.45%, 2/20/54	142,812
125,000	Ford Motor Co., 6.10%, 8/19/32	128,121
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	177,416
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	202,499
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	216,592
216,000	General Motors Co., 6.60%, 4/1/36	233,717
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	87,885
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	406,182
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	303,901
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	310,719
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	124,027
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	295,597
	Total Auto Manufacturers	$2,948,557
	Auto Parts & Equipment — 0.1%
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 151,412
	Total Auto Parts & Equipment	$151,412
	Banks — 10.8%
600,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 525,143
270,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	278,266
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	531,410
200,000	Banco Santander S.A., 5.439%, 7/15/31	209,129
375,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	328,813
663,000(c)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	615,756
255,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	232,376
200,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	205,190
200,000(c)(f)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	208,124
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	199,643
260,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	290,110
230,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	231,471
250,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	216,979
195,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	202,225
120,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	124,832
365,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	351,121
255,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	261,405
570,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	587,467
235,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	206,464
215,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	213,746
355,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	325,489
375,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	329,741

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
635,000(c)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 529,285
245,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	277,205
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	401,668
265,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	269,432
500,000	KeyBank N.A., 4.15%, 8/8/25	496,283
100,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	108,726
335,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	291,595
195,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	169,376
290,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	304,869
305,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	307,308
65,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	67,102
165,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	173,242
60,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	62,900
200,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	210,463
330,000(a)	NatWest Markets Plc, 6.20% (SOFR + 114 bps), 5/17/29 (144A)	331,520
445,000(c)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	397,577
55,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	56,284
185,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	211,821
150,000(c)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	152,645
210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	199,055
55,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	56,181
205,000(c)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	213,579
55,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	56,928
185,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	202,783
415,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	359,669
200,000(c)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	219,524
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	342,095
240,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	236,137
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	213,169
595,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	502,137
	Total Banks	$14,095,458
	Beverages — 0.3%
175,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 181,962
200,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	207,191
	Total Beverages	$389,153
	Biotechnology — 0.2%
105,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 107,697
130,000	Royalty Pharma Plc, 5.40%, 9/2/34	133,359
	Total Biotechnology	$241,056
	Building Materials — 0.1%
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 57,014
130,000	Owens Corning, 5.70%, 6/15/34	138,009
	Total Building Materials	$195,023
	Commercial Services — 1.0%
120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	$ 122,726
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	76,721
275,000	Block, Inc., 6.50%, 5/15/32 (144A)	286,362

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Services — (continued)
20,000	Brink's Co., 6.50%, 6/15/29 (144A)	$ 20,719
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,911
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	277,062
165,000	S&P Global, Inc., 5.25%, 9/15/33	174,926
260,000	Verisk Analytics, Inc., 5.25%, 6/5/34	268,551
	Total Commercial Services	$1,303,978
	Cosmetics/Personal Care — 0.2%
315,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 319,568
	Total Cosmetics/Personal Care	$319,568
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 31,236
	Total Distribution/Wholesale	$31,236
	Diversified Financial Services — 2.9%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 690,411
110,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	112,579
61,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	63,544
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	42,264
125,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	129,015
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	344,967
90,000	BlackRock Funding, Inc., 5.35%, 1/8/55	94,742
285,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	233,499
110,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	111,043
150,000(c)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	156,981
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	169,638
170,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	176,706
230,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	246,213
115,000	LPL Holdings, Inc., 5.70%, 5/20/27	117,540
125,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	127,104
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	426,985
404,000	OneMain Finance Corp., 4.00%, 9/15/30	359,834
100,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	102,736
107,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	104,218
	Total Diversified Financial Services	$3,810,019
	Electric — 1.9%
145,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 151,239
210,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	196,220
40,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	40,483
25,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	25,352
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	339,935
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	168,752
165,000(g)	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	167,502
150,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	157,731
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	139,335
350,000	PacifiCorp, 5.45%, 2/15/34	363,778
255,000	Puget Energy, Inc., 2.379%, 6/15/28	236,118
220,000	Puget Energy, Inc., 4.10%, 6/15/30	211,940
55,000	Puget Energy, Inc., 4.224%, 3/15/32	51,717

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
80,000	Southern California Edison Co., 5.45%, 6/1/31	$ 84,648
60,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	64,120
120,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	135,288
	Total Electric	$2,534,158
	Electronics — 0.1%
90,000	Flex, Ltd., 5.25%, 1/15/32	$ 90,844
	Total Electronics	$90,844
	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 34,605
	Total Energy-Alternate Sources	$34,605
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 360,029
	Total Entertainment	$360,029
	Food — 1.1%
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 111,665
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	49,429
186,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	192,711
90,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	96,003
85,000	Kroger Co., 5.50%, 9/15/54	85,544
85,000	Kroger Co., 5.65%, 9/15/64	85,450
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	404,320
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	186,422
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	179,258
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	21,070
	Total Food	$1,411,872
	Gas — 0.9%
465,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 510,991
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	106,006
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	398,413
147,658	Nakilat, Inc., 6.267%, 12/31/33 (144A)	155,779
	Total Gas	$1,171,189
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 111,298
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	132,948
	Total Hand & Machine Tools	$244,246
	Healthcare-Products — 0.4%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 76,957
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	302,530
55,000	Smith & Nephew Plc, 5.40%, 3/20/34	57,197
110,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	114,236
	Total Healthcare-Products	$550,920
	Healthcare-Services — 0.2%
95,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 98,569
65,000	Elevance Health, Inc., 5.375%, 6/15/34	68,329

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 77,335
75,000	Humana, Inc., 5.375%, 4/15/31	77,684
	Total Healthcare-Services	$321,917
	Insurance — 2.2%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 177,167
270,000	Brown & Brown, Inc., 5.65%, 6/11/34	283,275
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	36,999
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	430,107
240,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	214,589
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	279,199
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	541,394
155,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	160,879
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	384,638
355,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	307,929
86,000	Primerica, Inc., 2.80%, 11/19/31	75,501
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	31,036
	Total Insurance	$2,922,713
	Internet — 0.1%
100,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 99,861
	Total Internet	$99,861
	Iron & Steel — 0.2%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 90,989
150,000	Steel Dynamics, Inc., 5.375%, 8/15/34	154,811
	Total Iron & Steel	$245,800
	Leisure Time — 0.1%
43,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 43,567
145,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	148,652
	Total Leisure Time	$192,219
	Lodging — 0.8%
50,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 51,563
225,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	227,662
135,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	136,654
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,784
115,000	Marriott International, Inc., 5.30%, 5/15/34	118,500
520,000	Marriott International, Inc., 3.50%, 10/15/32	475,960
	Total Lodging	$1,031,123
	Machinery-Diversified — 0.4%
210,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 211,120
255,000	John Deere Capital Corp., 5.05%, 6/12/34	266,247
	Total Machinery-Diversified	$477,367
	Mining — 0.6%
200,000	Anglo American Capital Plc, 5.75%, 4/5/34 (144A)	$ 208,784
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	309,725
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	265,531
	Total Mining	$784,040

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 207,552
	Total Multi-National	$207,552
	Office & Business Equipment — 0.1%
130,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 133,008
	Total Office & Business Equipment	$133,008
	Oil & Gas — 1.1%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 570,420
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	194,276
290,000	Phillips 66 Co., 5.25%, 6/15/31	299,887
312,000	Valero Energy Corp., 6.625%, 6/15/37	349,778
	Total Oil & Gas	$1,414,361
	Oil & Gas Services — 0.1%
90,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 92,294
	Total Oil & Gas Services	$92,294
	Packaging & Containers — 0.1%
95,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 97,961
	Total Packaging & Containers	$97,961
	Pharmaceuticals — 0.5%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 36,036
260,000	CVS Health Corp., 5.25%, 2/21/33	265,641
30,000	Novartis Capital Corp., 4.70%, 9/18/54	29,359
160,000	Novartis Capital Corp., 4.70%, 9/18/54	158,728
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	198,374
	Total Pharmaceuticals	$688,138
	Pipelines — 2.4%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 67,820
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	110,948
135,000	Enbridge, Inc., 5.625%, 4/5/34	141,590
105,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	110,082
105,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	108,900
160,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	178,960
40,000	Energy Transfer LP, 4.15%, 9/15/29	39,376
224,000	Energy Transfer LP, 5.35%, 5/15/45	213,396
455,000	Energy Transfer LP, 5.60%, 9/1/34	472,709
150,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	141,850
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	128,069
225,000	MPLX LP, 5.50%, 6/1/34	231,161
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	204,438
195,000	ONEOK, Inc., 4.75%, 10/15/31	195,000
70,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	73,543
117,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	121,253
115,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	121,431
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	50,693
80,000	Williams Cos., Inc., 5.15%, 3/15/34	80,872

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pipelines — (continued)
89,000	Williams Cos., Inc., 7.75%, 6/15/31	$ 101,519
250,000	Williams Cos., Inc., 7.50%, 1/15/31	284,912
	Total Pipelines	$3,178,522
	REITs — 1.4%
65,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 65,206
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	234,301
47,000	Highwoods Realty LP, 2.60%, 2/1/31	40,045
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,498
41,000	Highwoods Realty LP, 4.125%, 3/15/28	39,766
285,000	LXP Industrial Trust, 2.375%, 10/1/31	238,687
165,000	LXP Industrial Trust, 2.70%, 9/15/30	146,752
278,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	203,018
165,000	Simon Property Group LP, 4.75%, 9/26/34	163,636
500,000	Sun Communities Operating LP , 5.70%, 1/15/33	515,424
180,000	UDR, Inc., 4.40%, 1/26/29	179,297
25,000	UDR, Inc., 5.125%, 9/1/34	25,255
	Total REITs	$1,864,885
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 49,602
55,000	AutoNation, Inc., 2.40%, 8/1/31	46,612
245,000	AutoNation, Inc., 3.85%, 3/1/32	225,967
125,000	AutoNation, Inc., 4.75%, 6/1/30	124,410
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	354,137
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	322,514
	Total Retail	$1,123,242
	Savings & Loans — 0.2%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 329,558
	Total Savings & Loans	$329,558
	Semiconductors — 1.4%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 29,930
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	402,580
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	126,125
100,000	Broadcom, Inc., 4.30%, 11/15/32	98,224
105,000	Broadcom, Inc., 5.05%, 7/12/29	108,159
445,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	453,355
260,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	268,427
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	275,985
	Total Semiconductors	$1,762,785
	Software — 0.5%
423,000	Autodesk, Inc., 2.40%, 12/15/31	$ 370,708
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	111,296
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	181,261
	Total Software	$663,265
	Telecommunications — 0.5%
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	$ 154,354
165,000	T-Mobile USA, Inc., 5.05%, 7/15/33	169,124

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	$ 150,258
115,000	T-Mobile USA, Inc., 5.75%, 1/15/34	123,496
	Total Telecommunications	$597,232
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 95,034
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	284,432
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	26,314
	Total Trucking & Leasing	$405,780
	Total Corporate Bonds (Cost $51,908,221)	$50,930,445

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(h)(i)+	Lorenz Re 2019, 6/30/25	$ 211
	Total Reinsurance Sidecars	$211
	Total Insurance-Linked Securities (Cost $3,912)	$211

Principal Amount USD ($)
	Foreign Government Bond — 0.4% of Net Assets
	United Arab Emirates — 0.4%
485,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 505,428
	Total United Arab Emirates	$505,428
	Total Foreign Government Bond (Cost $485,000)	$505,428

	U.S. Government and Agency Obligations — 33.3% of Net Assets
1,402,102	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 1,177,851
86,790	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	71,954
86,608	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	75,933
47,758	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	42,113
831,831	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	726,705
46,158	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	40,453
10,307	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	10,096
13,863	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	12,894
68,309	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	63,489
23,574	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	21,886
78,491	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	72,269
57,067	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	52,403
421,449	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	378,302
68,639	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	62,768
144,030	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	129,397
97,667	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	89,194
11,693	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	11,556

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
17,827	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	$ 17,070
74,089	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	71,084
374,636	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	356,107
8,307	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	7,890
89,199	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	83,796
289,977	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	270,433
49,356	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	48,802
70,694	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	70,053
16,244	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	15,803
10,482	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	10,180
86,658	Federal Home Loan Mortgage Corp., 4.000%, 9/1/53	83,242
10,808	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	11,134
2,713	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,789
194,616	Federal Home Loan Mortgage Corp., 5.500%, 9/1/39	198,684
8,135	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	8,383
163,901	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	168,368
97,927	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	99,783
84,408	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	86,414
315	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	322
1,500	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,567
2,845	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,988
2,229	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,321
451	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	473
191,988	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	198,497
91,682	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	94,472
87,916	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	91,139
99,765	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	103,480
496,124	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	507,210
198,803	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	204,109
199,780	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	205,260
793	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	818
437	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	458
1,982	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	2,045
517	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	540
3,173	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	3,316
1,351	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,414
47,493	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	49,657
236,914	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	251,293
89,908	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	94,001
98,979	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	102,479
98,792	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	102,428
184,388	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	194,733
3,438,174	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,544,347
149,714	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	155,035
141,728	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	146,921
215,546	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	222,444
192,654	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	199,396
98,741	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	102,694
69,913	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	72,953

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,926	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	$ 103,551
99,923	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	103,914
99,933	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	103,650
364	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	379
597	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	626
29,957	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,290
199,784	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	208,405
344	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	348
1,482,936	Federal National Mortgage Association, 1.500%, 3/1/42	1,245,941
539,286	Federal National Mortgage Association, 2.000%, 12/1/41	469,072
93,750	Federal National Mortgage Association, 2.000%, 2/1/42	81,499
414,929	Federal National Mortgage Association, 2.000%, 4/1/42	360,705
282,556	Federal National Mortgage Association, 2.000%, 11/1/51	238,432
80,284	Federal National Mortgage Association, 2.000%, 11/1/51	67,530
257,714	Federal National Mortgage Association, 2.000%, 3/1/52	213,760
2,100,000	Federal National Mortgage Association, 2.000%, 10/15/54 (TBA)	1,735,779
6,559	Federal National Mortgage Association, 2.500%, 7/1/30	6,324
5,511	Federal National Mortgage Association, 2.500%, 7/1/30	5,316
10,614	Federal National Mortgage Association, 2.500%, 7/1/30	10,238
29,058	Federal National Mortgage Association, 2.500%, 2/1/43	25,955
6,297	Federal National Mortgage Association, 2.500%, 2/1/43	5,578
5,172	Federal National Mortgage Association, 2.500%, 3/1/43	4,620
5,001	Federal National Mortgage Association, 2.500%, 8/1/43	4,467
14,894	Federal National Mortgage Association, 2.500%, 4/1/45	13,267
18,325	Federal National Mortgage Association, 2.500%, 4/1/45	16,323
8,105	Federal National Mortgage Association, 2.500%, 4/1/45	7,219
12,532	Federal National Mortgage Association, 2.500%, 4/1/45	11,162
6,309	Federal National Mortgage Association, 2.500%, 4/1/45	5,620
6,991	Federal National Mortgage Association, 2.500%, 4/1/45	6,245
18,557	Federal National Mortgage Association, 2.500%, 4/1/45	16,530
17,481	Federal National Mortgage Association, 2.500%, 8/1/45	15,571
288,529	Federal National Mortgage Association, 2.500%, 8/1/50	255,368
733,448	Federal National Mortgage Association, 2.500%, 5/1/51	646,036
400,690	Federal National Mortgage Association, 2.500%, 5/1/51	353,283
791,654	Federal National Mortgage Association, 2.500%, 11/1/51	697,914
196,199	Federal National Mortgage Association, 2.500%, 12/1/51	171,944
1,639,794	Federal National Mortgage Association, 2.500%, 1/1/52	1,434,950
79,632	Federal National Mortgage Association, 2.500%, 2/1/52	69,987
1,699,042	Federal National Mortgage Association, 2.500%, 4/1/52	1,467,933
373,009	Federal National Mortgage Association, 2.500%, 4/1/52	329,784
600,000	Federal National Mortgage Association, 2.500%, 10/1/54 (TBA)	517,852
3,870	Federal National Mortgage Association, 3.000%, 3/1/29	3,788
22,779	Federal National Mortgage Association, 3.000%, 10/1/30	22,220
24,053	Federal National Mortgage Association, 3.000%, 8/1/45	22,242
100,157	Federal National Mortgage Association, 3.000%, 2/1/47	92,931
72,582	Federal National Mortgage Association, 3.000%, 3/1/47	66,985
73,818	Federal National Mortgage Association, 3.000%, 4/1/47	68,122
89,283	Federal National Mortgage Association, 3.000%, 8/1/50	81,741
365,998	Federal National Mortgage Association, 3.000%, 2/1/51	334,744

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
340,884	Federal National Mortgage Association, 3.000%, 11/1/51	$ 310,757
385,934	Federal National Mortgage Association, 3.000%, 1/1/52	352,035
86,168	Federal National Mortgage Association, 3.000%, 2/1/52	78,647
520,359	Federal National Mortgage Association, 3.000%, 3/1/52	475,494
89,623	Federal National Mortgage Association, 3.000%, 5/1/52	81,706
484,346	Federal National Mortgage Association, 3.000%, 6/1/52	435,053
239,300	Federal National Mortgage Association, 3.000%, 6/1/52	215,134
207,041	Federal National Mortgage Association, 3.000%, 2/1/57	178,614
4,609	Federal National Mortgage Association, 3.500%, 10/1/41	4,412
23,781	Federal National Mortgage Association, 3.500%, 9/1/45	22,441
66,386	Federal National Mortgage Association, 3.500%, 10/1/45	63,387
108,274	Federal National Mortgage Association, 3.500%, 1/1/48	102,809
113,294	Federal National Mortgage Association, 3.500%, 5/1/49	108,580
156,107	Federal National Mortgage Association, 3.500%, 3/1/52	147,289
369,726	Federal National Mortgage Association, 3.500%, 3/1/52	346,706
20,289	Federal National Mortgage Association, 3.500%, 4/1/52	18,984
87,727	Federal National Mortgage Association, 3.500%, 4/1/52	82,144
229,377	Federal National Mortgage Association, 3.500%, 5/1/52	215,489
600,000	Federal National Mortgage Association, 3.500%, 10/1/54 (TBA)	558,700
109,260	Federal National Mortgage Association, 3.500%, 8/1/58	101,473
80,209	Federal National Mortgage Association, 4.000%, 10/1/40	79,308
9,773	Federal National Mortgage Association, 4.000%, 12/1/40	9,663
143,412	Federal National Mortgage Association, 4.000%, 4/1/44	141,742
216,200	Federal National Mortgage Association, 4.000%, 7/1/51	208,907
58,741	Federal National Mortgage Association, 4.000%, 9/1/51	56,999
394,516	Federal National Mortgage Association, 4.000%, 10/1/52	378,988
146,066	Federal National Mortgage Association, 4.500%, 9/1/43	147,736
84,006	Federal National Mortgage Association, 4.500%, 1/1/44	84,967
299,999	Federal National Mortgage Association, 4.500%, 9/1/52	295,334
18,078	Federal National Mortgage Association, 5.000%, 5/1/31	18,449
2,750	Federal National Mortgage Association, 5.000%, 12/1/44	2,833
260,019	Federal National Mortgage Association, 5.000%, 8/1/52	260,456
90,157	Federal National Mortgage Association, 5.000%, 4/1/53	90,295
500,000	Federal National Mortgage Association, 5.000%, 10/1/54 (TBA)	499,668
300,000	Federal National Mortgage Association, 5.000%, 11/15/54 (TBA)	299,848
2,208	Federal National Mortgage Association, 5.500%, 9/1/33	2,277
2,455	Federal National Mortgage Association, 5.500%, 12/1/34	2,538
7,914	Federal National Mortgage Association, 5.500%, 10/1/35	8,161
291,944	Federal National Mortgage Association, 5.500%, 9/1/39	298,047
178,444	Federal National Mortgage Association, 5.500%, 4/1/50	183,198
251,480	Federal National Mortgage Association, 5.500%, 4/1/50	258,283
86,001	Federal National Mortgage Association, 5.500%, 4/1/53	87,311
91,457	Federal National Mortgage Association, 5.500%, 4/1/53	92,849
89,626	Federal National Mortgage Association, 5.500%, 4/1/53	90,794
89,645	Federal National Mortgage Association, 5.500%, 4/1/53	92,049
86,234	Federal National Mortgage Association, 5.500%, 7/1/53	87,930
500,000	Federal National Mortgage Association, 5.500%, 10/1/54 (TBA)	505,790
1,087	Federal National Mortgage Association, 6.000%, 9/1/29	1,121
419	Federal National Mortgage Association, 6.000%, 10/1/32	433

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,664	Federal National Mortgage Association, 6.000%, 11/1/32	$ 1,713
4,765	Federal National Mortgage Association, 6.000%, 11/1/32	4,907
5,708	Federal National Mortgage Association, 6.000%, 4/1/33	5,846
2,089	Federal National Mortgage Association, 6.000%, 5/1/33	2,160
3,079	Federal National Mortgage Association, 6.000%, 6/1/33	3,168
6,300	Federal National Mortgage Association, 6.000%, 7/1/34	6,570
365	Federal National Mortgage Association, 6.000%, 9/1/34	376
388	Federal National Mortgage Association, 6.000%, 7/1/38	398
101,220	Federal National Mortgage Association, 6.000%, 1/1/53	105,986
27,829	Federal National Mortgage Association, 6.000%, 1/1/53	28,930
89,318	Federal National Mortgage Association, 6.000%, 4/1/53	91,560
180,937	Federal National Mortgage Association, 6.000%, 5/1/53	189,480
82,321	Federal National Mortgage Association, 6.000%, 5/1/53	86,123
167,167	Federal National Mortgage Association, 6.000%, 6/1/53	175,202
89,439	Federal National Mortgage Association, 6.000%, 7/1/53	92,067
77,980	Federal National Mortgage Association, 6.000%, 7/1/53	82,116
89,519	Federal National Mortgage Association, 6.000%, 7/1/53	94,189
74,972	Federal National Mortgage Association, 6.000%, 7/1/53	77,235
189,838	Federal National Mortgage Association, 6.000%, 8/1/53	196,276
712,516	Federal National Mortgage Association, 6.000%, 9/1/53	728,849
99,883	Federal National Mortgage Association, 6.000%, 8/1/54	102,315
257	Federal National Mortgage Association, 6.500%, 4/1/29	265
439	Federal National Mortgage Association, 6.500%, 2/1/32	466
1,154	Federal National Mortgage Association, 6.500%, 3/1/32	1,202
1,968	Federal National Mortgage Association, 6.500%, 4/1/32	2,031
960	Federal National Mortgage Association, 6.500%, 8/1/32	999
673	Federal National Mortgage Association, 6.500%, 8/1/32	693
10,267	Federal National Mortgage Association, 6.500%, 7/1/34	10,749
173,700	Federal National Mortgage Association, 6.500%, 3/1/53	181,730
92,638	Federal National Mortgage Association, 6.500%, 8/1/53	96,780
88,069	Federal National Mortgage Association, 6.500%, 8/1/53	92,078
98,862	Federal National Mortgage Association, 6.500%, 8/1/53	102,390
39,714	Federal National Mortgage Association, 6.500%, 8/1/53	41,082
264,446	Federal National Mortgage Association, 6.500%, 9/1/53	276,267
83,528	Federal National Mortgage Association, 6.500%, 9/1/53	87,333
98,302	Federal National Mortgage Association, 6.500%, 3/1/54	102,042
579,725	Federal National Mortgage Association, 6.500%, 5/1/54	597,590
99,847	Federal National Mortgage Association, 6.500%, 6/1/54	103,162
169,750	Federal National Mortgage Association, 6.500%, 7/1/54	175,356
166,627	Federal National Mortgage Association, 6.500%, 7/1/54	171,994
160,234	Federal National Mortgage Association, 6.500%, 7/1/54	165,703
99,601	Federal National Mortgage Association, 6.500%, 7/1/54	103,827
98,124	Federal National Mortgage Association, 6.500%, 8/1/54	101,285
199,752	Federal National Mortgage Association, 6.500%, 8/1/54	206,113
99,924	Federal National Mortgage Association, 6.500%, 8/1/54	103,723
600,000	Federal National Mortgage Association, 6.500%, 11/1/54 (TBA)	618,255
314	Federal National Mortgage Association, 7.000%, 11/1/29	326
259	Federal National Mortgage Association, 7.000%, 7/1/31	269
752	Federal National Mortgage Association, 7.000%, 1/1/32	790

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
184	Federal National Mortgage Association, 7.500%, 2/1/31	$ 192
1,270	Federal National Mortgage Association, 8.000%, 10/1/30	1,337
400,000	Government National Mortgage Association, 2.500%, 10/15/54 (TBA)	352,485
200,000	Government National Mortgage Association, 6.000%, 10/15/54 (TBA)	203,388
200,000	Government National Mortgage Association, 6.500%, 10/20/54 (TBA)	204,627
75,836	Government National Mortgage Association I, 3.500%, 11/15/41	73,232
26,823	Government National Mortgage Association I, 3.500%, 8/15/42	25,802
9,213	Government National Mortgage Association I, 3.500%, 10/15/42	8,863
29,579	Government National Mortgage Association I, 3.500%, 1/15/45	28,453
19,390	Government National Mortgage Association I, 3.500%, 8/15/46	18,579
2,402	Government National Mortgage Association I, 4.000%, 1/15/25	2,393
47,235	Government National Mortgage Association I, 4.000%, 8/15/43	47,198
58,305	Government National Mortgage Association I, 4.000%, 3/15/44	57,348
10,449	Government National Mortgage Association I, 4.000%, 9/15/44	10,279
21,678	Government National Mortgage Association I, 4.000%, 4/15/45	21,334
33,523	Government National Mortgage Association I, 4.000%, 6/15/45	33,117
3,178	Government National Mortgage Association I, 4.000%, 7/15/45	3,119
6,289	Government National Mortgage Association I, 4.000%, 8/15/45	6,159
20,692	Government National Mortgage Association I, 4.500%, 5/15/39	20,927
757	Government National Mortgage Association I, 4.500%, 8/15/41	758
3,183	Government National Mortgage Association I, 5.500%, 3/15/33	3,297
3,608	Government National Mortgage Association I, 5.500%, 7/15/33	3,733
9,110	Government National Mortgage Association I, 5.500%, 8/15/33	9,411
5,027	Government National Mortgage Association I, 5.500%, 10/15/34	5,181
1,797	Government National Mortgage Association I, 6.000%, 4/15/28	1,850
1,151	Government National Mortgage Association I, 6.000%, 2/15/29	1,184
3,151	Government National Mortgage Association I, 6.000%, 9/15/32	3,305
969	Government National Mortgage Association I, 6.000%, 10/15/32	989
7,340	Government National Mortgage Association I, 6.000%, 11/15/32	7,706
3,778	Government National Mortgage Association I, 6.000%, 11/15/32	3,889
2,212	Government National Mortgage Association I, 6.000%, 1/15/33	2,321
5,666	Government National Mortgage Association I, 6.000%, 12/15/33	5,877
3,012	Government National Mortgage Association I, 6.000%, 8/15/34	3,154
6,424	Government National Mortgage Association I, 6.000%, 8/15/34	6,635
152	Government National Mortgage Association I, 6.500%, 3/15/26	154
859	Government National Mortgage Association I, 6.500%, 6/15/28	885
2,706	Government National Mortgage Association I, 6.500%, 5/15/29	2,803
913	Government National Mortgage Association I, 6.500%, 5/15/29	942
6,262	Government National Mortgage Association I, 6.500%, 7/15/31	6,448
2,001	Government National Mortgage Association I, 6.500%, 9/15/31	2,100
3,902	Government National Mortgage Association I, 6.500%, 10/15/31	3,948
1,638	Government National Mortgage Association I, 6.500%, 12/15/31	1,670
708	Government National Mortgage Association I, 6.500%, 12/15/31	735
422	Government National Mortgage Association I, 6.500%, 4/15/32	438
241	Government National Mortgage Association I, 6.500%, 4/15/32	245
293	Government National Mortgage Association I, 6.500%, 6/15/32	296
906	Government National Mortgage Association I, 6.500%, 6/15/32	941
2,347	Government National Mortgage Association I, 6.500%, 7/15/32	2,403
5,970	Government National Mortgage Association I, 6.500%, 12/15/32	6,232

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,603	Government National Mortgage Association I, 7.000%, 7/15/26	$ 3,600
271	Government National Mortgage Association I, 7.000%, 9/15/27	272
4,435	Government National Mortgage Association I, 7.000%, 2/15/28	4,430
428	Government National Mortgage Association I, 7.000%, 11/15/28	429
1,145	Government National Mortgage Association I, 7.000%, 1/15/29	1,172
688	Government National Mortgage Association I, 7.000%, 6/15/29	687
217	Government National Mortgage Association I, 7.000%, 7/15/29	219
539	Government National Mortgage Association I, 7.000%, 7/15/29	549
406	Government National Mortgage Association I, 7.000%, 12/15/30	408
744	Government National Mortgage Association I, 7.000%, 2/15/31	748
943	Government National Mortgage Association I, 7.000%, 8/15/31	986
924	Government National Mortgage Association I, 7.500%, 10/15/29	927
299,999	Government National Mortgage Association II, 2.000%, 7/20/51	254,348
300,000	Government National Mortgage Association II, 3.000%, 6/20/52	273,603
1,978	Government National Mortgage Association II, 3.500%, 3/20/45	1,834
3,869	Government National Mortgage Association II, 3.500%, 4/20/45	3,673
12,099	Government National Mortgage Association II, 3.500%, 4/20/45	11,501
7,125	Government National Mortgage Association II, 3.500%, 4/20/45	6,722
29,253	Government National Mortgage Association II, 3.500%, 1/20/46	27,882
13,496	Government National Mortgage Association II, 3.500%, 3/20/46	12,866
54,609	Government National Mortgage Association II, 3.500%, 11/20/46	51,923
6,933	Government National Mortgage Association II, 4.000%, 8/20/39	6,882
8,799	Government National Mortgage Association II, 4.000%, 7/20/42	8,733
110,047	Government National Mortgage Association II, 4.000%, 7/20/44	108,598
10,952	Government National Mortgage Association II, 4.000%, 9/20/44	10,803
11,535	Government National Mortgage Association II, 4.000%, 3/20/46	11,361
34,469	Government National Mortgage Association II, 4.000%, 10/20/46	33,873
24,001	Government National Mortgage Association II, 4.000%, 2/20/48	23,319
33,578	Government National Mortgage Association II, 4.000%, 4/20/48	32,624
3,268	Government National Mortgage Association II, 4.500%, 9/20/41	3,307
17,693	Government National Mortgage Association II, 4.500%, 5/20/43	17,904
57,960	Government National Mortgage Association II, 4.500%, 1/20/44	58,397
39,858	Government National Mortgage Association II, 4.500%, 9/20/44	39,872
15,099	Government National Mortgage Association II, 4.500%, 10/20/44	15,205
29,003	Government National Mortgage Association II, 4.500%, 11/20/44	29,207
73,027	Government National Mortgage Association II, 4.500%, 2/20/48	73,146
116,124	Government National Mortgage Association II, 5.000%, 9/20/47	118,139
88,146	Government National Mortgage Association II, 5.500%, 9/20/52	89,168
3,758	Government National Mortgage Association II, 6.000%, 11/20/33	3,910
474	Government National Mortgage Association II, 6.500%, 8/20/28	485
874	Government National Mortgage Association II, 6.500%, 12/20/28	896
608	Government National Mortgage Association II, 6.500%, 9/20/31	642
265	Government National Mortgage Association II, 7.000%, 5/20/26	271
1,538	Government National Mortgage Association II, 7.000%, 2/20/29	1,577
325	Government National Mortgage Association II, 7.000%, 1/20/31	345
95	Government National Mortgage Association II, 7.500%, 8/20/27	96
9	Government National Mortgage Association II, 8.000%, 8/20/25	9

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,000,000(j)	U.S. Treasury Bills, 10/22/24	$ 2,991,756
1,597,400	U.S. Treasury Bonds, 2.250%, 2/15/52	1,089,290
	Total U.S. Government and Agency Obligations (Cost $43,355,629)	$43,307,978

Shares
	SHORT TERM INVESTMENTS — 4.8% of Net Assets
	Open-End Fund — 4.8%
6,250,986(k)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 6,250,986
		$6,250,986
	TOTAL SHORT TERM INVESTMENTS (Cost $6,250,986)	$6,250,986
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $133,417,671)	$130,200,633
		Net Realized Gain (Loss) for the period ended 9/30/24	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/24	Capital Gain Distributions for the period ended 9/30/24	Dividend Income for the period ended 9/30/24	Value
	Affiliated Issuer — 2.8%
	Closed-End Fund — 2.8% of Net Assets
380,919(l)	Pioneer ILS Interval Fund	$—	$453,294	$—	$—	$ 3,694,917
	Total Investments in Affiliated Issuer — 2.8% (Cost $3,756,107)					$3,694,917
Principal Amount USD ($)
	TBA Sales Commitments — (4.0)% of Net Assets
	U.S. Government and Agency Obligations — (4.0)%
(600,000)	Federal National Mortgage Association, 3.000%, 10/1/54 (TBA)	$ (538,452)
(100,000)	Federal National Mortgage Association, 4.000%, 10/1/54 (TBA)	(96,028)
(400,000)	Federal National Mortgage Association, 5.500%, 10/15/39 (TBA)	(408,445)
(100,000)	Federal National Mortgage Association, 6.000%, 10/1/54 (TBA)	(102,203)
(3,800,000)	Federal National Mortgage Association, 6.500%, 10/1/54 (TBA)	(3,917,394)
(100,000)	Government National Mortgage Association, 3.000%, 10/15/54 (TBA)	(91,180)
	TOTAL TBA SALES COMMITMENTS (Proceeds $5,168,992)	$(5,153,702)

	OTHER ASSETS AND LIABILITIES — 1.1%	$1,367,843
	net assets — 100.0%	$130,109,691

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/24 (unaudited) (continued)
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $46,745,398, or 35.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,912	$ 211
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
48	U.S. 2 Year Note (CBT)	12/31/24	$9,976,327	$9,995,625	$19,298
324	U.S. 5 Year Note (CBT)	12/31/24	35,540,581	35,602,030	61,449
8	U.S. Long Bond (CBT)	12/19/24	990,833	993,500	2,667
32	U.S. Ultra Bond (CBT)	12/19/24	4,314,731	4,259,000	(55,731)
			$50,822,472	$50,850,155	$27,683
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 10 Year Note (CBT)	12/19/24	$(115,528)	$(114,281)	$1,247
48	U.S. 10 Year Ultra Bond (CBT)	12/19/24	(5,679,627)	(5,678,250)	1,377
			$(5,795,155)	$(5,792,531)	$2,624
TOTAL FUTURES CONTRACTS			$45,027,317	$45,057,624	$30,307
CBT	Chicago Board of Trade.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
5,800,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(420,971)	$(11,126)	$(432,097)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(420,971)	$(11,126)	$(432,097)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$457,099	$—	$457,099
Asset Backed Securities	—	12,369,741	—	12,369,741
Collateralized Mortgage Obligations	—	10,087,863	—	10,087,863
Commercial Mortgage-Backed Securities	—	6,290,882	—*	6,290,882
Corporate Bonds	—	50,930,445	—	50,930,445
Insurance-Linked Securities
Reinsurance Sidecars	—	—	211	211
Foreign Government Bond	—	505,428	—	505,428
U.S. Government and Agency Obligations	—	43,307,978	—	43,307,978
Open-End Fund	6,250,986	—	—	6,250,986
Affiliated Closed-End Fund	3,694,917	—	—	3,694,917
Total Investments in Securities	$9,945,903	$123,949,436	$211	$133,895,550
Liabilities
TBA Sales Commitments	$—	$(5,153,702)	$—	$(5,153,702)
Total Liabilities	$—	$(5,153,702)	$—	$(5,153,702)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$30,307	$—	$—	$30,307
Centrally cleared swap contracts^	—	(11,126)	—	(11,126)
Total Other Financial Instruments	$30,307	$(11,126)	$—	$19,181
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended September 30, 2024, there were no transfers in or out of Level 3.